UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from:
                     November 27, 2007 to December 26, 2007

             Commission File Number of issuing entity: 333-130536-24

                      Banc of America Funding 2007-6 Trust
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-130536

                       Banc of America Funding Corporation
              (Exact name of depositor as specified in its charter)

                      Bank of America, National Association
               (Exact name of sponsor as specified in its charter)

                                    New York
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                                   56-139-0085
                      (I.R.S. Employer Identification No.)

                       214 North Tryon Street, Charlotte,
                              North Carolina 28255
    (Address of principal executive offices of the issuing entity) (Zip Code)

                                 (704) 386-2400
                     (Telephone number, including area code)

                                 Not Applicable
           (Former name, former address, if changed since last report)


                              Registered/reporting
                             pursuant to (check one)

          Registered/reporting pursuant to (check one)

Title                                                         Name of exchange
of class      Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class A-R            N/A             [ ]             [X]            ___________

Class A-1            N/A             [ ]             [X]            ___________

Class A-2            N/A             [ ]             [X]            ___________

Class A-3            N/A             [ ]             [X]            ___________

Class M-1            N/A             [ ]             [X]            ___________

Class M-2            N/A             [ ]             [X]            ___________

Class M-3            N/A             [ ]             [X]            ___________

Class M-4            N/A             [ ]             [X]            ___________

Class M-5            N/A             [ ]             [X]            ___________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes[X] No[ ]


Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

See Exhibit monthly distribution statement for the period covered herein.


PART II - OTHER INFORMATION
Item 2. Legal Proceedings
        None.

Item 3. Sales of Securities and Use of Proceeds
        None.

Item 4. Defaults Upon Senior Securities.
        None.

Item 5. Submission of Matters to a Vote of Security Holders.
        None.

Item 6. Significant Obligors of Pool Assets.
        None.

Item 7. Significant Enhancement Provider Information.
        None.

Item 8. Other Information.
        None.

Item 9. Exhibits.
        (a) Monthly Distribution Date Statement for the period covered herein.

SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                        Banc of America Funding 2007-6 Trust
                                        ------------------------------------
                                                  (Issuing Entity)


                                                  CitiMortgage, Inc.
                                                  ------------------
                                                  (Master Servicer)


Date:  December 31, 2007                          /s/  Tommy Harris
       -----------------                       ---------------------
                                                   Tommy Harris,
                                               Senior Vice President